Post-employment benefits	3 Months Ended
Jan. 31, 2019
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Post-employment benefits

Note 8.    Post-employment benefits

The following tables provide details on the post-employment benefit expense recognized in the interim consolidated statement of income and on the remeasurements recognized in the interim consolidated statement of comprehensive income:

Defined benefit plan expense

$ millions, for the three months ended	2019 Jan. 31	2018 Oct. 31	2018 Jan. 31	2019 Jan. 31	2018 Oct. 31	2018 Jan. 31
		Pension plans		Other post-employment plans
Current service cost	$55	$56	$56	$3	$3	$3
Net interest (income) expense	(4)	(3)	(3)	6	6	6
Plan administration costs	1	1	2	–	–	–
Net defined benefit plan expense recognized in net income	$52	$54	$55	$9	$9	$9

Defined contribution plan expense

$ millions, for the three months ended	2019 Jan. 31	2018 Oct. 31	2018 Jan. 31
Defined contribution pension plans	$8	$6	$7
Government pension plans (1)	27	28	31
Total defined contribution plan expense	$35	$34	$38
(1)	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.

Remeasurement of employee defined benefit plans(1)

$ millions, for the three months ended	2019 Jan. 31	2018 Oct. 31	2018 Jan. 31	2019 Jan. 31	2018 Oct. 31	2018 Jan. 31
		Pension plans		Other post-employment plans
Net actuarial gains (losses) on defined benefit obligation	$(371)	$111	$19	$(26)	$91	$4
Net actuarial gains (losses) on plan assets	220	(327)	122	–	–	–
Changes in asset ceiling excluding interest income	–	–	2	–	–	–
Net remeasurement gains (losses) recognized in OCI	$(151)	$(216)	$143	$(26)	$91	$4
(1)

The Canadian post-employment defined benefit plans are remeasured on a quarterly basis for changes in the discount rate and for actual asset returns. All other Canadian plans’ actuarial assumptions and foreign plans’ actuarial assumptions are updated at least annually.